Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Schedule of Asset Retirement Obligations [Table Text Block]	The following table shows the activity for the year ended December 31, 2015, relating to the Partnership’s asset retirement obligations:

2015
Asset retirement obligations as of beginning of the year	$-
Liabilities acquired on December 18, 2015 (Acquisition)	105,000
Accretion of discount (December 18, 2015 to December 31, 2015)	459
Asset retirement obligations as of end of the year	$105,459